Losses per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents our basic and diluted losses per share for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Net loss for the year	$(105,865)	$(142,869)	$(20,910)
Less: Net loss attributable to redeemable non-controlling interest	1,237	282	—

Net loss for the year attributable to Despegar.com, Corp.	$(104,628)	$(142,587)	$(20,910)

Accretion of redeemable non-controlling interest	(1,355)	(78)	—
Accretion of Series A non-convertible preferred shares	(10,600)	(2,831)	—
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,251)	(4,212)	—
Accrual of dividends of Series B convertible preferred shares	(2,000)	(553)	—

Net loss for the year attributable to Despegar.com, Corp. common shareholders	$(133,834)	$(150,261)	$(20,910)

Numerator of basic and diluted losses per share	$(133,834)	$(150,261)	$(20,910)

Weighted average common shares outstanding—basic and diluted	81,625	73,001	69,465
Denominator of basic and diluted losses per share	81,625	73,001	69,465

Basic and diluted losses per share	$(1.64)	$(2.06)	$(0.30)